UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21401

SYCUAN FUNDS

(Exact name of registrant as specified in charter)

3007 Dehesa Road

                 El Cajon, CA                                                   92019

(Address of principal executive offices)                        (Zip code)

Cody Martinez

Sycuan Funds

3007 Dehesa Road

El Cajon, CA 92019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (619) 444-4043

Date of fiscal year end: September 30

Date of reporting period: December 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Sycuan US Value Fund

	Schedule of Investments
	December 31, 2007 (Unaudited)

Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS

Biological Products, (No Diagnostic Substances)
4,200	Amgen Inc. *	$ 195,048	3.30%

Cement, Hydraulic
3,500	Cemex S.A.B. de C.V. **	90,475	1.53%

Computer Communications Equipment
9,000	Cisco Systems, Inc. *	243,630	4.13%

Electronic Computers
10,000	Dell Inc. *	245,100	4.15%

Fire, Marine & Casualty Insurance
4,000	American International Group Inc.	233,200
3,500	The Travelers Companies, Inc.	188,300
		421,500	7.14%

General Industrial Machinery & Equipment
5,000	Illinois Tool Works Inc.	267,700
6,000	Ingersoll-Rand Co. Ltd.	278,820
		546,520	9.25%

Hospital & Medical Service Plans
3,000	WellPoint Inc. *	263,190	4.46%

Household Appliances
1,200	Whirlpool Corp.	97,956	1.66%

Industrial Trucks, Tractors, Trailors & Stackers
1,500	Terex Corp.	98,355	1.67%

Life Insurance
2,500	ING Group NV	97,275	1.65%

Malt Beverages
3,500	Anheuser-Busch Companies Inc.	183,190	3.10%

National Commercial Banks
5,000	Bank of America Corporation	206,300
5,300	Citigroup Inc.	156,032
		362,332	6.14%

Pharmaceutical Preparations
2,000	AstraZeneca plc **	85,640
4,500	Johnson & Johnson	300,150
1,800	Novartis AG **	97,758
10,000	Pfizer Inc.	227,300
2,000	Sanofi-Aventis **	91,060
		801,908	13.57%

Plastic Materials, Synth Resins & Nonvulcan Elastomers
5,000	Dow Chemical Co.	197,100	3.34%

Rubber & Plastics Footwear
4,000	Nike Inc. Class B	256,960	4.35%

Semiconductors & Related Devices
10,000	Intel Corp.	266,600
10,000	Taiwan Semiconductor Manufacturing Co. **	99,600
		366,200	6.20%

Services - Advertising Agencies
3,500	Omnicom Group Inc.	166,355	2.82%

Services - Computer Programming, Data Processing, Etc.
8,000	Electronic Data Systems Corp.	165,840	2.81%

Services - Motion Picture and Video
11,500	Time Warner Inc.	189,865	3.21%

Services - Prepackaged Software
6,500	Microsoft Corporation	231,400	3.92%

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
2,500	Procter & Gamble Co.	183,550	3.11%

Surgical & Medical Instruments & Apparatus
3,000	3M Co.	252,960	4.27%

Total for Common Stock (Cost $5,529,814)		$5,656,709	95.78%

Cash Equivalents
713,855	First American Treasury Obligation Fund Cl Y 4.64% ***	$713,855	12.09%
	(Cost - $713,855)

	Total Investments	6,370,564	107.87%
	(Cost - $6,243,669)

	Liabilities In Excess of Other Assets	(464,686)	-7.87%

	Net Assets	$ 5,905,878	100.00%

* Non-Income Producing Securities.
** ADR - American Depository Receipt
*** Variable rate security; the coupon rate shown represents the rate at December 31, 2007.
The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

SYCUAN US VALUE FUND

(Unaudited)

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at December 31, 2007 was $6,243,669. At December 31, 2007, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

     Appreciation                 (Depreciation)               Net Appreciation (Depreciation)

       $559,266                       ($432,371)                                   $126,895

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SYCUAN FUNDS

By: /s/ Cody Martinez

       Cody Martinez

       President

Date:                 2/26/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Cody Martinez

       Cody Martinez

       President

Date:                 2/26/08

By: /s/ Jeffrey R. Provence

       Jeffrey R. Provence

      Chief Financial Officer

Date:                 2/26/08